RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Open World Ltd. [Member]
Schedule of related parties transactions

Description	December 31, 2025	December 31, 2024
Consulting and management fees	3,068,943	1,553,588
Expenses incurred in relation to consulting fees	3,556,406	2,182,150
Outstanding payables at year-end	337,403	968,085
Loans receivable at year-end	814,369	-